NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

22. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follow:

	2019	2020
Non-controlling interests in net assets of subsidiaries:
Telkomsel	16,962	17,710
GSD	229	233
Metra	130	83
TII	107	114
Total	17,428	18,140

	2018	2019	2020
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	8,899	8,895	8,849
TII	7	(5)	4
Metra	11	(56)	(2)
GSD	(8)	(42)	(13)
Total	8,909	8,792	8,838

Material partly-owned subsidiary

As of December 31, 2019 and 2020, the non-controlling interest holds 35% ownership interest in Telkomsel which is considered material to the Company (Note 1d).

The summarized financial information of Telkomsel below is provided based on amounts before elimination of intercompany balances and transactions.

Summarized statements of financial position

	2019	2020
Current assets	18,621	19,488
Non-current assets	86,000	82,699
Current liabilities	(25,137)	(28,289)
Non-current liabilities	(31,017)	(23,292)
Total equity	48,467	50,606
Attributable to:
Equity holders of parent company	31,505	32,896
Non-controlling interest	16,962	17,710

Summarized statements of profit or loss and other comprehensive income

	2018	2019	2020
Revenues	89,258	91,093	87,103
Operating expenses	(55,408)	(54,695)	(55,834)
Other income (expense) – net	124	(2,321)	451
Profit before income tax	33,974	34,077	31,720
Income tax expense – net	(8,546)	(8,660)	(6,436)
Profit for the year from continuing operations	25,428	25,417	25,284
Other comprehensive income (loss) – net	356	(415)	(1,054)
Net comprehensive income for the year	25,784	25,002	24,230
Profit for the year attributable to non-controlling interest	8,899	8,895	8,849
Dividend paid to non-controlling interest	10,105	8,490	7,725

Summarized statements of cash flows

	2018	2019	2020
Operating activities	36,848	41,515	39,758
Investing activities	(16,095)	(13,448)	(10,923)
Financing activities	(24,867)	(25,943)	(28,277)
Net increase (decrease) in cash and cash equivalents	(4,114)	2,124	558